Geographic Segments Sales to Specific Non-affiliate Customers Exceeding 10% of Net Sales (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales to non-affiliates	$ 181.7	$ 189.0	$ 207.4	$ 199.4	$ 205.9	$ 213.2	$ 214.9	$ 206.1	$ 776.7	$ 837.7	$ 911.5
Percent									10.00%
Customer A
Segment Reporting Information [Line Items]
Net sales to non-affiliates									$ 163.5	$ 160.5	$ 191.2
Percent									21.10%	19.20%	21.00%
Customer B
Segment Reporting Information [Line Items]
Net sales to non-affiliates									$ 107.0	$ 154.1	$ 144.4
Percent									13.80%	18.40%	15.80%
Customer C
Segment Reporting Information [Line Items]
Net sales to non-affiliates									$ 83.7	$ 87.9	$ 100.8
Percent									10.80%	10.50%	11.10%